CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,834,422	$ 277,107	¥ 1,284,863	¥ 1,146,612
Operating cost and expenses
Compensation and benefits	1,003,061	151,522	708,654	624,531
Share-based compensation expenses/(benefits)	21,947	3,315	(369)	5,558
Sales and marketing expenses	326,879	49,378	246,108	261,155
General and administrative expenses	200,929	30,353	171,423	145,854
Total operating cost and expenses	1,552,816	234,568	1,125,816	1,037,098
Income from operations	281,606	42,539	159,047	109,514
Other income/(expenses)
Interest income, net	1,537	232	325	769
Others (expenses)/income, net	12,608	1,905	(2,458)	(10,810)
Total other (expense)/income, net	14,145	2,137	(2,133)	(10,041)
Income before income tax expense	295,751	44,676	156,914	99,473
Income tax expense	(88,094)	(13,307)	(50,763)	(38,013)
Net (loss)/income	207,657	31,369	106,151	61,460
Foreign currency translation (loss)/gain	10,542	1,592	(3,641)	(2,713)
Comprehensive Income	218,199	32,961	102,510	58,747
Wealth management
Net revenues
Total net revenues	1,720,500	259,898	1,183,468	1,062,420
Insurance brokerage
Net revenues
Total net revenues	75,052	11,337	90,966	71,969
Assets management
Net revenues
Total net revenues	14,942	2,257	4,620	¥ 12,223
Others
Net revenues
Total net revenues	¥ 23,928	$ 3,615	¥ 5,809
Ordinary shares
Earnings per share
Earnings per share - Basic | (per share)	¥ 4.03	$ 0.61	¥ 2.12	¥ 1.23
Earnings per share - Diluted | (per share)	¥ 3.88	$ 0.59	¥ 2.12	¥ 1.23
Weighted average number of ordinary shares outstanding:
Weighted average number outstanding - Basic	51,578,082	51,578,082	50,000,000	50,000,000
Weighted average number outstanding - Diluted	53,547,163	53,547,163	50,000,000	50,000,000
ADS
Earnings per share
Earnings per share - Basic | (per share)	¥ 8.05	$ 1.22	¥ 4.25	¥ 2.46
Earnings per share - Diluted | (per share)	¥ 7.76	$ 1.17	¥ 4.25	¥ 2.46
Weighted average number of ordinary shares outstanding:
Weighted average number outstanding - Basic	25,789,041	25,789,041	25,000,000	25,000,000
Weighted average number outstanding - Diluted	26,773,582	26,773,582	25,000,000	25,000,000
Third parties
Net revenues
Total net revenues	¥ 1,831,278	$ 276,632	¥ 1,281,248	¥ 1,098,580
Third parties | Wealth management
Net revenues
Total net revenues	1,792,408	270,760	1,270,819	1,087,257
Third parties | Assets management
Net revenues
Total net revenues	14,942	2,257	4,620	11,323
Third parties | Others
Net revenues
Total net revenues	23,928	3,615	5,809
Related parties
Net revenues
Total net revenues	3,144	475	3,615	48,032
Related parties | Wealth management
Net revenues
Total net revenues	¥ 3,144	$ 475	¥ 3,615	47,132
Related parties | Assets management
Net revenues
Total net revenues | ¥				¥ 900